Pension Plans Weighted Average Assumptions Used to Determine Net Periodic Pension Cost (Detail) - Foreign Pension Plan [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.63%	2.41%
Expected return on plan assets	4.19%	4.30%
Rate of compensation increase	2.77%	2.83%